UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           06/30/08

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-07054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
08/13/2008

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 65

Form 13F Information Table Value Total (x$1000):  $234,075

List of Other Included Managers:    None

                                               Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE


		               TITLE		 VALUE     SHARES/   SH/  PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER		     OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN MGERS    SOLE   SHARED  NONE
---------------------------  -------- --------- ---------- --------  ---  ----  ------- ------  ------  ------  ----
----------------------------------------------------------------------------------------------------------------------
accelrys inc			COM    00430U103     856    177240    SH  	Sole		 177240
actel corp			COM    004934105    2654    157515    SH	Sole		 157515
aurora oil & gas corp		COM    052036100    1579   3673000    SH	Sole		3673000
barrick gold corp		COM    067901108    2434     53495    SH	Sole		  53495
basic energy svcs inc new	COM    06985P100    5142    163250    SH	Sole		 163250
c&d technologies inc		COM    124661109    4334    512350    SH	Sole		 512350
cameron international corp	COM    13342B105     244      4400    SH	Sole		   4400
cano pete inc			COM    137801106    4455    561141    SH	Sole		 561141
cardiac science corp		COM    14141A108    2639    321870    SH	Sole		 321870
ce franklin ltd			COM    125151100    4421    444368    SH	Sole		 444368
chart inds inc			COM    16115Q308    3808     78280    SH	Sole		  78280
complete production services	COM    20453E109    5163    141760    SH	Sole		 141760
comstock res inc		COM    205768203    2993     35450    SH	Sole		  35450
curtiss wright corp		COM    231561101    1685     37660    SH	Sole		  37660
denison mines corp		COM    248356107    3097    352760    SH	Sole		 352760
diamond foods inc		COM    252603105    1756     76226    SH	Sole		  76226
diedrich coffee inc warrants 	COM    253675110       0    208331    SH	Sole		 208331
echelon corp			COM    27874N105     620     56890    SH	Sole		  56890
electroglas inc			COM    285324109    3638   1914684    SH	Sole		1914684
ems technologies inc		COM    26873N108    1280     58620    SH	Sole		  58620
energy fuels inc		COM    292671104    2439   2442720    SH	Sole		2442720
energy xxi (bermuda) ltd	COM    G10082108    4325    625000    SH	Sole		 625000
energy xxi acq cp b regs bermu	COM    G10082124     881    150000    SH	Sole		 150000
ensco international inc		COM    26874Q100    2257     27960    SH	Sole		  27960
evergreen energy inc		COM    30024B104    3583   2036047    SH	Sole		2036047
evergreen energy inc-warrants	COM    30024B104       0   5556290    SH	Sole		5556290
exco resources inc		COM    269279402    6265    169750    SH	Sole		 169750
goldcorp inc			COM    380956409    2462     53315    SH	Sole		  53315
goodrich pete corp		COM    382410405    4406     53130    SH	Sole		  53130
grey wolf inc			COM    397888108    5370    594710    SH	Sole		 594710
gse sys inc			COM    36227K106    5248    588930    SH	Sole		 588930
gse systems inc wts		COM    36227K106     305    104867    SH	Sole		 104867
hercules offshore inc		COM    427093109   10591    278554    SH	Sole		 278554
hornbeck offshore svcs inc new	COM    440543106    5887    104170    SH	Sole		 104170
kinross gold corp		COM    496902404    2658    112570    SH	Sole		 112570
kodiak oil & gas corp		COM    50015Q100   10103   2215623    SH	Sole		2215623
lufkin industries inc		COM    549764108    1295     15550    SH	Sole		  15550
national oilwell varco inc	COM    637071101    6783     76450    SH	Sole		  76450
newmont mining corp		COM    651639106    2303     44160    SH	Sole		  44160
paladin res nl			COM    Q7264T104    7457   1215010    SH	Sole		1215010
patterson uti energy inc	COM    703481101    9223    255270    SH	Sole		 255270
petrohawk energy corp		COM    716495106    5093    109980    SH	Sole		 109980
plains expl& prodtn co		COM    726505100    2353     32250    SH	Sole		  32250
polypore intl inc		COM    73179V103    4286    169210    SH	Sole		 169210
powell inds inc			COM    739128106    7767    154073    SH	Sole		 154073
precision drilling corp		COM    740215108    6583    241660    SH	Sole		 241660
pride international inc		COM    74153Q102    2156     45585    SH	Sole		  45585
rowan companies inc		COM    779382100    2331     49865    SH	Sole		  49865
superior well svcs inc		COM    86837X105    1137     35870    SH	Sole		  35870
supportsoft inc			COM    868587106    5263   1619490    SH	Sole		1619490
tesco corp			COM    88157K101    4343    135920    SH	Sole		 135920
transocean inc			COM    G90073100    3290     21590    SH	Sole		  21590
treasur island rty tr unit	COM    894626209     914   1203142    SH	Sole		1203142
uex corp			COM    902666106    4358    998010    SH	Sole		 998010
ultratech inc			COM    904034105     842     54260    SH	Sole		  54260
union drilling inc		COM    90653P105    6787    313036    SH	Sole		 313036
ur energy inc			COM    91688R108    4398   1936190    SH	Sole		1936190
uranium energy corp com		COM    916896103    4344   1447840    SH	Sole		1447840
urme  wts. 09/30/2008		COM    916896103       0   1171903    SH	Sole		1171903
vnus medical technologies	COM    928566108    4030    201380    SH	Sole		 201380
weatherford international ltd	COM    G95089101    5523    111370    SH	Sole		 111370
western digital corp		COM    958102105    4032    116770    SH	Sole		 116770
western prospector group ltd	COM    959262106     753    986260    SH	Sole		 986260
westport innovations inc	COM    960908101    4369    897970    SH	Sole		 897970
yamana gold inc			COM    98462Y100    2484    150200    SH	Sole		 150200

REPORT SUMMARY 			65   DATA RECORD  234075   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

